Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	NexCore Companies LLC
Entity Central Index Key	0001571765
Entity Filer Category	Smaller Reporting Company